ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information of the entity's VIE and VIE's subsidiaries
VIE service revenue percentage	100.00%	100.00%	100.00%
VIE service assets percentage	53.00%	49.00%
VIE service liabilities percentage	96.00%	86.00%
Balance sheet
Cash and cash equivalents	$ 117,063	$ 211,944	$ 217,746	$ 211,370
Prepaid expense and other current assets	16,642	12,911
Total current assets	272,094	256,908
Total assets	331,618	316,265
Total current liabilities	148,876	157,525
Total liabilities	179,119	187,038
Total equity	152,499	129,227	161,351	160,692
Income statement and cash flow statement
Net revenues	347,047	293,157	221,738
Net (loss) income	16,151	1,965	4,790
Net cash provided by operating activities	46,756	54,644	24,898
Net cash used in investing activities	(120,814)	(43,743)	(11,635)
VIE and its subsidiaries
Balance sheet
Cash and cash equivalents	56,947	61,418
Prepaid expense and other current assets	12,902	11,402
Total current assets	129,836	107,348
Total assets	175,603	154,133
Deferred revenue	133,854	133,792
Total current liabilities	142,539	132,407
Total liabilities	172,522	161,313
Total equity	3,081	(7,180)
Income statement and cash flow statement
Net revenues	347,047	294,047	223,379
Net (loss) income	10,089	6,282	(2,056)
Net cash provided by operating activities	43,003	48,370	17,355
Net cash used in investing activities	(48,532)	(37,363)	(7,095)
Consolidated assets that are collateral for the VIE's obligations	$ 0
Xueda Information | Xuecheng Century
Financial information of the entity's VIE and VIE's subsidiaries
Term of the exclusive technology consulting and service agreement between Xueda Information and Xuecheng Century	10 years
Automatic extendable term of the exclusive technology consulting and service agreement between Xueda Information and Xuecheng Century	10 years
Period of written notice by Xuecheng Century required to terminate agreement	30 days
Term of the pledge agreement between Xuecheng Century and the shareholders of Xueda Information	10 years